BUSINESS COMBINATIONS (Details)	Dec. 28, 2021 USD ($)
BUSINESS COMBINATION
Cash	$ 213,904
Accounts payable	(341,977)
Accrued expenses	(13,965)
Shareholder advances	$ (62,500)